Contingencies - Additional Information (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
Disclosure Of Contingent Liabilities [Line Items]
Bank guarantee outstanding in respect of rental deposit	$ 38,210	$ 64,574	$ 38,036	$ 64,574
Within One Year
Disclosure Of Contingent Liabilities [Line Items]
Amount payable	0		0
More Than One Year
Disclosure Of Contingent Liabilities [Line Items]
Amount payable	$ 1,084,821		$ 1,086,244